Investments in Subsidiaries - Subsidiary having Non-controlling Interests that are Material to the Group (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Disclosure of subsidiaries [line items]
Accumulated balances of material NCI	¥ 2,818,086		¥ 2,805,856		$ 435,474
Profit allocated to material NCI	¥ 230,423	$ 35,606	¥ 255,786	¥ 279,134
Guangxi Yuchai Machinery Company Lmited [member]
Disclosure of subsidiaries [line items]
Proportion of equity interest held by NCI	23.60%	23.60%	23.60%	23.60%
Accumulated balances of material NCI	¥ 2,624,933		¥ 2,603,227		$ 405,627
Profit allocated to material NCI	229,231	$ 35,423	254,284	¥ 252,394
Dividends paid to material NCI	¥ 207,514	$ 32,067	¥ 207,514	¥ 135,905